Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd, TMS DRY Ltd (Details)	12 Months Ended				8 Months Ended		12 Months Ended				6 Months Ended		7 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 03, 2011 USD ($)	Dec. 31, 2009 USD ($)	Sep. 01, 2010 TMS Bulkers [Member] USD ($)	Sep. 01, 2010 TMS Bulkers [Member] EUR (€)	Dec. 31, 2012 TMS Bulkers [Member] EUR (€)	Jan. 03, 2011 TMS Bulkers [Member]	Dec. 31, 2012 TMS Tankers [Member] EUR (€)	Jan. 03, 2011 TMS Tankers [Member] EUR (€)	Jun. 15, 2010 Tms Dry [Member] USD ($)	Jun. 15, 2010 Tms Dry [Member] EUR (€)	Jul. 25, 2011 Tms Dry [Member] USD ($)	Jul. 25, 2011 Tms Dry [Member] EUR (€)
Management fixed fee per vessel per day			$ 2,202		$ 1,943	€ 1,500	€ 1,545		€ 1,751	€ 1,700	$ 1,943	€ 1,500
Annual management fee adjustment maximum								5.00%		5.00%	5.00%	5.00%
Annual management fee adjustment minimum			3.00%					3.00%			3.00%	3.00%
Construction supervisory fee										1.00%	10.00%	10.00%
Commissions on charter hire agreements								1.25%		1.25%	1.25%	1.25%
Commission on purchase or sale price of vessels and rigs								1.00%		1.00%	1.00%	1.00%
Fees on contract termination	6,202,000	0		15,270,000									6,600,000
Extra Superintendents Fee													648	500
Payments for Commissions													$ 2,400,000